Note 12 - Related Party Transactions	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
1
2
. Related Party Transactions

Management
Fee

In accordance with the Management Agreement, the Company pays the Manager an advisory fee equal to
1.5%
of Equity (as defined below), paid monthly, in cash or shares of Company common stock at the election of our Manager (the “Annual Fee”). The duties performed by the Company's Manager under the terms of the Management Agreement include, but are not
limited to: providing daily management for the Company, selecting and working with third
-party service providers, formulating an investment strategy for the Company and selecting suitable investments, managing the Company's outstanding debt and its interest rate exposure and determining when to sell assets.

“Equity” means (a) the sum of (
1
) total stockholders' equity immediately prior to the IPO, plus (
2
) the net proceeds received by the Company from all issuances of the Company's equity securities in and after the IPO, plus (
3
) the Company's cumulative Core Earnings (as defined below) from and after the IPO to the end of the most recently completed calendar quarter, (b) less (
1
) any distributions to the holders of the Company's common stock from and after the IPO to the end of the most recently completed calendar quarter and (
2
) all amounts that the Company or any of its subsidiaries has paid to repurchase for cash the shares of the Company's equity securities from and after the IPO to the end of the most recently completed calendar quarter. In the Company's calculation of Equity, the Company will adjust its calculation of Core Earnings to remove the compensation expense relating to awards granted under one
or more of its long-term incentive plans that is added back in the calculation of Core Earnings. Additionally, for the avoidance of doubt, Equity does not
include the assets contributed to the Company in the Formation Transaction.

“Core Earnings” means the net income (loss) attributable to the common stockholders of the Company, computed in accordance with GAAP, including realized gains and losses not
otherwise included in net income (loss), excluding any unrealized gains or losses or other similar non-cash items that are included in net income (loss) for the applicable reporting period, regardless of whether such items are included in other comprehensive (loss), or in net income (loss) and adding back amortization of stock-based compensation. Net income (loss) attributable to common stockholders may
also be adjusted for
one
-time events pursuant to changes in GAAP and certain material non-cash income or expense items, in each case after discussions between the Manager and the independent directors of the Board and approved by a majority of the independent directors of the Board.

Pursuant to the terms of the Management Agreement, the Company is required to pay directly or reimburse the Manager for all documented Operating Expenses and Offering Expenses it incurs on behalf of the Company. “Operating Expenses” include legal, accounting, financial and due diligence services performed by the Manager that outside professionals or outside consultants would otherwise perform, the Company's pro rata share of rent, telephone, utilities, office furniture, equipment, machinery and other office, internal and overhead expenses of the Manager required for the Company's operations, and compensation expenses under the
2020
LTIP. “Offering Expenses” include all expenses (other than underwriters' discounts) in connection with an offering of securities, including, without limitation, legal, accounting, printing, mailing and filing fees and other documented offering expenses. For the nine
months ended
September 30, 2020,
the Company reimbursed the Manager for approximately
$0.1
million of Offering Expenses that were paid on the Company's behalf.

The Initial Portfolio was acquired from the Contribution Group, which consisted of affiliates of our Sponsor, pursuant to a contribution agreement with the Contribution Group through which the Contribution Group contributed their interest in the Initial Portfolio to SPEs owned by subsidiary partnerships of the Company in exchange for Sub OP Units (see Notes
1
and
2
for more information). The Contribution Group owns the noncontrolling interests in the Sub OPs (see Note
11
for more information).

Connections at Buffalo Pointe Contribution

On
May 29, 2020,
we and the OP entered into a contribution agreement (the “Buffalo Pointe Contribution Agreement”) with entities affiliated with executive officers of the Company and the Manager, (the “BP Contributors”), whereby the BP Contributors contributed their respective preferred membership interests in NexPoint Buffalo Pointe Holdings, LLC (“Buffalo Pointe”), to the OP for total consideration of
$10.0
million paid in OP Units. A total of
564,334.09
OP Units were issued to the BP Contributors, which was calculated by dividing the total consideration of
$10.0
 million by the combined book value of the Company's common stock and the Sub OP Units, on a per share or unit basis, as of the end of the first
quarter, or
$17.72
per OP Unit. Buffalo Pointe owns a stabilized multifamily property located in Houston, Texas with
94.3%
occupancy as of
September 30, 2020.
The preferred equity investment pays current interest at a rate of
6.5%,
deferred interest at a rate of
4.5%,
has an LTV of
84%
and a maturity date of
May 1, 2030
.

Pursuant to the OP's limited partnership agreement and the Buffalo Pointe Contribution Agreement, the BP Contributors have the right to cause our OP to redeem their OP Units for cash or, at our election, shares of our common stock on a one
-for-
one
 basis, subject to adjustment, as provided and subject to the limitations in our OP's limited partnership agreement, provided the OP Units have been outstanding for at least one
year and our stockholders have approved the issuance of shares of common stock to the BP Contributors.

Expense Cap

Pursuant to the terms of the Management Agreement, direct payment of operating expenses by the Company, which includes compensation expense relating to equity awards granted under the
2020
LTIP, together with reimbursement of operating expenses to the Manager, plus the Annual Fee, may
not
exceed
2.5%
of equity book value (the “Expense Cap”) for any calendar year or portion thereof, provided, however, that this limitation will not
apply to Offering Expenses, legal, accounting, financial, due diligence and other service fees incurred in connection with extraordinary litigation and mergers and acquisitions and other events outside the ordinary course of business or any out-of-pocket acquisition or due diligence expenses incurred in connection with the acquisition or disposition of certain real estate-related investments. For the nine
months ended
September 30, 2020,
operating expenses did
not
exceed the Expense Cap.

For the
nine
months ended
September 30, 2020,
the Company incurred management fees of
$1.0
million.